Note 16 - Tax Expense - Tax Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Net income tax payable at January 1	$ (163)	$ (1,538)		$ (1,145)
Current tax expense	(9,492)	(7,311)		(3,783)
Foreign currency movement	2,580	3,169		46
Tax paid	6,656	5,517	[1]	3,344	[1]
Net income tax payable at December 31	$ (419)	$ (163)		$ (1,538)

[1]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Acquisition of exploration and evaluation assets rather than as part of Acquisition of property, plant and equipment (refer to note 4(b)(i)). The new disclosure policy was adopted from December 10, 2020 and has been applied retrospectively.